Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]
1.	DESCRIPTION OF THE PLAN

Janus 401(k) and Employee Stock Ownership Plan (the “Plan”) is a defined contribution plan subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

The following brief description of the Plan is for general information purposes only. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

Eligibility — Substantially all U.S. based employees of Janus Henderson Group plc (“JHG”, the “Company” or the “Sponsor”) and affiliated employers who have adopted the Plan are eligible to participate in the Plan beginning on their date of employment.

Contributions — The Plan consists of a Roth 401(k) and a 401(k) component. Participants may contribute up to 75% of their annual compensation, as defined in the Plan, subject to certain limitations as set forth by the IRS. Participants may also contribute up to 25% of their annual base salary in after-tax contributions. Participants direct the investment of their contributions into various registered mutual funds offered by the Plan. Participants may also direct their investments through a trustee sponsored brokerage account.

The Sponsor contributes to the 401(k) portion of the Plan a matching contribution equal to 100% of each participant’s eligible contribution up to 6% of the participant’s compensation. Employees that work at least 1,000 hours during the year and remain employed on the last day of the Plan year are also eligible for an annual discretionary contribution to the Plan.

Eligible employees may receive matching contributions based on Qualified Student Loan Payments (QSLPs) rather than traditional salary deferrals. The plan matches 100% of the employee’s QSLPs up to the first 6% of their eligible compensation (subject to the IRS annual contribution limits). Employees must provide annual self-certification of their loan repayments. Matching contributions for QSLPs are subject to the same vesting schedule and eligibility requirements as traditional employer matching contributions.

The Sponsor contributions to the profit-sharing portion are invested based on the direction of the participant. Contributions to the Employee Stock Ownership Plan (“ESOP”) are invested directly in JHG common stock. After three years of service, employees may transfer 100% of their ESOP balance and any future contributions to participant-directed investments. Contributions are subject to certain limitations.

Participants can reinvest dividends earned on JHG common stock to purchase additional shares of JHG common stock or elect to receive dividends in cash.

A participant who is age 50 or older may make catch-up deferral contributions of $7,500 in 2025. Effective 2025, per the 2022 Secure 2.0 Act, participants who are ages 60-63 during the calendar year, are eligible to contribute an additional $3,750 for a super catch-up contribution.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Contributions are subject to certain Internal Revenue Code (“IRC”) limitations.

Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Sponsor’s contributions and may also include an allocation of Plan earnings and participant forfeitures. Plan losses, withdrawal fees and administrative expenses may be charged to participant’s accounts. Allocations are based on account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account.

Vesting — Participants are always 100% vested in their own contributions. Vesting in discretionary employer contributions, discretionary ESOP stock bonus contributions and in employer matching contributions are based on years of service with JHG or a subsidiary of JHG. Participants earn one year of service for each calendar year that they work at least 1,000 hours and the vesting percentage for the majority of participants is calculated as follows:

Cumulative
Percentage
Years of Service	Vested
After 1	20%
2	40%
3	60%
4	80%
5	100%

A participant becomes 100% vested in all contributions if employed when the participant reaches normal retirement date (age 65), loses his or her job due to job elimination (as defined by the Plan), or leaves employment due to disability (as defined by the Plan) or death, even if the participant has not yet completed five years of service.

Distribution of Benefits — Distributions generally will be made in the event of retirement, death, disability, resignation, or dismissal. The Plan also provides for early distribution at age 59 1/2 in specific circumstances.

Distributions after termination of employment are made in a lump-sum payment in an amount equal to the value of the participant’s vested interest in his or her account. Terminated participants with an account balance of $1,000 or less are paid a lump-sum distribution without the request or approval of the participant. If a terminated participant’s account is greater than $1,000 but not more than $7,000, and the terminated participant does not elect to have a direct rollover to an eligible retirement plan or to receive a distribution directly, then the Administrator of the Automatic Portability (“AP”) program, the Portability Services Network, LLC (“PSN”), will attempt to transfer the account to another employer’s plan through the AP program; if no match is found, the PSN will process a distribution in a direct rollover to an individual retirement account designated by the PSN.

Distributions may also be made in the event of the financial hardship of the participant, as defined in the Plan.

Notes Receivable from Participants — Participants may only have one loan outstanding at any given time and may borrow an aggregate amount of $50,000 or 50% of their account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at the prime rate plus 1%. Principal and interest are paid ratably through payroll deductions.

Trustee and Recordkeeper — Fidelity Management Trust Company (“Fidelity”) holds and administers all assets of the Plan in accordance with the provisions of the Plan agreement.

Administration of the Plan — The Sponsor has appointed an Advisory Committee to the Plan (the “Advisory Committee”) to serve as fiduciary with the authority and responsibility to administer the Plan.

Plan Termination — Although it has not expressed any intent to do so, the Sponsor has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination or partial termination, participants will become 100% vested.

Forfeitures — When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. Nonvested profit sharing, ESOP and employer matching contributions amounts forfeited by employees are first applied against Plan administration expenses. Any forfeiture amounts remaining after Plan expenses have been paid will be applied against any employer contribution obligation. Should the forfeiture amounts exceed Plan expenses and the Sponsor’s contribution obligations, the excess amount will be allocated to the other participants as a part of and in the same manner as the Sponsor’s contributions for the Plan year in which the forfeitures occurred. During 2025, forfeited amounts applied against Plan expenses totaled $183,015. There were $175,000 of forfeitures applied against employer contributions for the year ended December 31, 2025. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $170,197 and $122,343, respectively.